UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23141

Nuveen High Income December 2019 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHD
Nuveen High Income December 2019 Target Term Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 116.9% (99.9% of Total Investments)
	CORPORATE BONDS – 110.0% (94.0% of Total Investments)
	Aerospace & Defense – 1.6%
$ 4,100	Bombardier Inc., 144A	7.750%	3/15/20	B	$ 4,381,875
	Airlines – 5.4%
3,080	Air Canada 2015-1C Pass Through Trust, 144A	5.000%	3/15/20	BB+	3,118,500
3,500	American Airlines Group Inc., 144A	5.500%	10/01/19	BB-	3,581,025
2,000	American Airlines Group Inc., 144A	4.625%	3/01/20	BB-	2,015,000
750	United Continental Holdings Inc.	6.375%	6/01/18	BB-	751,875
4,235	Virgin Australia Holdings Limited, 144A	8.500%	11/15/19	B-	4,345,957
1,000	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B-	967,500
14,565	Total Airlines				14,779,857
	Auto Components – 1.4%
3,455	American & Axle Manufacturing Inc.	7.750%	11/15/19	BB-	3,688,213
	Automobiles – 3.1%
5,150	Fiat Chrysler Automobiles NV	4.500%	4/15/20	BB+	5,189,089
722	Jaguar Land Rover Automotive PLC, 144A	4.250%	11/15/19	BB+	726,505
2,500	Jaguar Land Rover Automotive PLC, 144A	3.500%	3/15/20	BB+	2,484,375
100	RCI Banque SA, 144A	3.500%	4/03/18	Baa1	100,000
8,472	Total Automobiles				8,499,969
	Banks – 3.2%
3,500	CIT Group Inc.	5.375%	5/15/20	BB+	3,609,375
5,082	Popular Inc.	7.000%	7/01/19	BB-	5,183,640
8,582	Total Banks				8,793,015
	Capital Markets – 0.1%
220	Prospect Capital Corporation	5.000%	7/15/19	BBB-	222,903
	Chemicals – 3.4%
4,425	CF Industries Inc.	7.125%	5/01/20	BB+	4,723,687
4,458	INVISTA Finance LLC, 144A	4.250%	10/15/19	BBB-	4,451,759
8,883	Total Chemicals				9,175,446
	Commercial Services & Supplies – 2.4%
2,500	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB-	2,515,484
4,110	APX Group, Inc.	6.375%	12/01/19	B1	4,135,687
6,610	Total Commercial Services & Supplies				6,651,171

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Construction & Engineering – 0.7%
$ 1,750	HC2 Holdings, Inc., 144A	11.000%	12/01/19	B-	$ 1,805,948
	Consumer Finance – 3.4%
280	Ally Financial Inc.	8.000%	12/31/18	BB	288,750
3,000	Ally Financial Inc.	4.125%	3/30/20	BB+	3,011,250
3,680	Navient Corporation	8.000%	3/25/20	BB	3,910,000
1,925	Springleaf Finance Corporation	5.250%	12/15/19	B	1,963,500
8,885	Total Consumer Finance				9,173,500
	Diversified Financial Services – 3.0%
4,250	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	BB-	4,292,500
3,775	Nationstar Mortgage LLC Capital Corporation	9.625%	5/01/19	B+	3,845,781
8,025	Total Diversified Financial Services				8,138,281
	Diversified Telecommunication Services – 2.3%
6,100	CenturyLink Inc.	5.625%	4/01/20	BB	6,145,750
	Electronic Equipment, Instruments & Components – 2.3%
4,448	Anixter Inc.	5.625%	5/01/19	BBB-	4,542,520
1,675	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BBB-	1,687,563
6,123	Total Electronic Equipment, Instruments & Components				6,230,083
	Energy Equipment & Services – 0.9%
2,500	Resolute Energy Corporation	8.500%	5/01/20	B+	2,493,750
	Equity Real Estate Investment Trust – 5.7%
3,840	CoreCivic, Inc.	4.125%	4/01/20	Ba1	3,849,600
4,000	iStar Inc.	5.000%	7/01/19	BB	4,012,680
3,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B1	3,015,000
3,000	Select Income REIT	3.600%	2/01/20	BBB-	2,993,246
1,750	Vereit Operating Partnership LP	3.000%	2/06/19	BBB-	1,750,236
15,590	Total Equity Real Estate Investment Trust				15,620,762
	Food Products – 1.5%
4,000	Marfrig Holding Europe BV, 144A	6.875%	6/24/19	BB-	4,074,000
	Health Care Providers & Services – 5.7%
5,500	HCA Inc.	6.500%	2/15/20	BBB-	5,768,125
3,000	Kindred Healthcare Inc.	8.000%	1/15/20	B-	3,176,250
3,000	Tenet Healthcare Corporation	6.750%	2/01/20	B-	3,090,000
3,300	Tenet Healthcare Corporation	4.750%	6/01/20	BB-	3,324,750
14,800	Total Health Care Providers & Services				15,359,125
	Hotels, Restaurants & Leisure – 6.1%
2,551	Hyatt Hotels Corporation, 144A	6.875%	8/15/19	BBB	2,675,934
4,410	International Game Technology PLC, 144A	5.625%	2/15/20	BB+	4,520,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$ 5,293	MGM Resorts International Inc.	5.250%	3/31/20	BB	$5,425,907
4,000	Studio City Co Ltd, 144A	5.875%	11/30/19	BB-	4,075,200
16,254	Total Hotels, Restaurants & Leisure				16,697,291
	Household Durables – 7.0%
2,110	Beazer Homes USA, Inc.	5.750%	6/15/19	B-	2,165,387
1,600	KB Home	4.750%	5/15/19	BB-	1,615,360
2,144	KB Home	8.000%	3/15/20	BB-	2,304,800
1,500	Lennar Corporation	4.500%	11/15/19	BB+	1,511,250
3,500	MDC Holdings Inc.	5.625%	2/01/20	BBB-	3,618,125
2,925	Meritage Homes Corporation	7.150%	4/15/20	BB	3,085,875
4,750	Tri Pointe Holdings Inc.	4.375%	6/15/19	BB-	4,761,875
18,529	Total Household Durables				19,062,672
	Independent Power & Renewable Electricity Producers – 5.8%
5,364	Atlantica Yield PLC, 144A	7.000%	11/15/19	BB	5,538,330
5,152	DPL, Inc.	6.750%	10/01/19	BBB-	5,319,440
5,000	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B-	4,925,000
15,516	Total Independent Power & Renewable Electricity Producers				15,782,770
	Insurance – 0.8%
2,293	Genworth Financial Inc.	6.515%	5/22/18	B	2,294,147
	Leisure Products – 0.8%
2,150	Mattel Inc.	2.350%	5/06/19	BB-	2,101,625
	Machinery – 1.3%
3,500	CNH Industrial Capital LLC	3.375%	7/15/19	BBB-	3,491,250
	Media – 5.2%
2,050	Cablevision Systems Corporation	8.000%	4/15/20	B-	2,161,469
3,350	Clear Channel Worldwide	7.625%	3/15/20	B-	3,345,812
1,928	Cogeco Communications Inc., 144A	4.875%	5/01/20	BB+	1,932,820
2,275	CSC Holdings Inc.	8.625%	2/15/19	B2	2,373,212
540	Dish DBS Corporation	7.875%	9/01/19	Ba3	565,650
3,800	Dish DBS Corporation	5.125%	5/01/20	Ba3	3,795,630
13,943	Total Media				14,174,593
	Metals & Mining – 3.9%
3,485	Anglo American PLC, 144A	3.625%	5/14/20	BBB-	3,496,530
2,500	ArcelorMittal	5.125%	6/01/20	BBB-	2,575,000
1,750	Freeport McMoRan, Inc.	3.100%	3/15/20	BB+	1,730,400
2,750	United States Steel Corporation	7.375%	4/01/20	B	2,921,875
10,485	Total Metals & Mining				10,723,805

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Multiline Retail – 0.4%
$ 1,000	J.C. Penney Company Inc.	8.125%	10/01/19	B+	$ 1,061,250
	Oil, Gas & Consumable Fuels – 13.0%
470	Canadian Oil Sands Trust, 144A	7.750%	5/15/19	A-	491,837
2,750	Cenovus Energy Inc.	5.700%	10/15/19	BBB	2,844,325
1,325	Comstock Resources Inc., (cash 10.000%, PIK 12.250%)	10.000%	3/15/20	B3	1,361,438
4,500	DCP Midstream Operating LP, 144A	5.350%	3/15/20	BB+	4,623,750
2,000	Ithaca Energy Inc., 144A	8.125%	7/01/19	CCC+	1,995,000
2,500	Marathon Oil Corporation	2.700%	6/01/20	BBB	2,462,709
4,245	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	B+	4,234,387
4,000	Petrobras International Finance Company	5.750%	1/20/20	BB-	4,150,000
3,500	Southwestern Energy Company	5.800%	1/23/20	BB	3,530,625
3,000	Targa Resources Inc.	4.125%	11/15/19	BB-	3,007,500
1,475	Teekay Corporation	8.500%	1/15/20	B+	1,526,625
2,000	Tesoro Logistics LP Finance Corporation	5.500%	10/15/19	BBB-	2,058,200
3,000	Williams Partners LP	5.250%	3/15/20	BBB	3,108,276
34,765	Total Oil, Gas & Consumable Fuels				35,394,672
	Pharmaceuticals – 5.3%
3,500	Mallinckrodt International Finance SA, 144A	4.875%	4/15/20	BB-	3,325,000
3,000	Shire Acquisitions Investments Ireland Designated Activity Company	1.900%	9/23/19	BBB-	2,950,232
3,750	Teva Pharmaceuticals IV BV	2.250%	3/18/20	BB	3,553,260
4,500	VRX Escrow Corp, 144A	5.375%	3/15/20	B-	4,523,850
14,750	Total Pharmaceuticals				14,352,342
	Specialty Retail – 2.5%
3,350	GameStop Corporation, 144A	5.500%	10/01/19	Ba1	3,370,937
3,200	Limited Brands Inc.	7.000%	5/01/20	BB+	3,398,656
6,550	Total Specialty Retail				6,769,593
	Technology Hardware, Storage & Peripherals – 5.3%
3,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB-	3,013,364
8,000	EMC Corporation	2.650%	6/01/20	Ba2	7,730,701
3,750	Seagate HDD Cayman	3.750%	11/15/18	Baa3	3,771,985
14,750	Total Technology Hardware, Storage & Peripherals				14,516,050
	Thrifts & Mortgage Finance – 1.1%
3,000	Radian Group Inc.	5.500%	6/01/19	BB+	3,052,500
	Trading Companies & Distributors – 1.8%
1,260	Aircastle Limited	6.250%	12/01/19	BB+	1,310,400
573	Aircastle Ltd	7.625%	4/15/20	BB+	613,110
2,860	Avation Capital SA, 144A	7.500%	5/27/20	B+	2,845,700
4,693	Total Trading Companies & Distributors				4,769,210

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Wireless Telecommunication Services – 3.6%
$ 3,750	Softbank Corporation, 144A	4.500%	4/15/20	BB+	$3,824,250
2,500	Sprint Capital Corporation	6.900%	5/01/19	B+	2,575,000
3,205	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	3,365,250
9,455	Total Wireless Telecommunication Services				9,764,500
$ 294,293	Total Corporate Bonds (cost $297,877,036)				299,241,918

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 3.9% (3.3% of Total Investments)
	Capital Markets – 1.3%
$ 3,500	Prosepect Capital Corporation	4.750%	4/15/20	BBB-	$ 3,504,630
	Electrical Equipment – 1.1%
3,240	SolarCity Corporation	1.625%	11/01/19	N/R	2,956,484
	Independent Power & Renewable Electricity Producers – 1.1%
3,000	NRG Yield Inc., 144A	3.250%	6/01/20	N/R	2,970,777
	Machinery – 0.4%
1,000	Navistar International Corporation	4.750%	4/15/19	CCC	1,027,492
$ 10,740	Total Convertible Bonds (cost $10,404,447)				10,459,383

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.0% (2.6% of Total Investments)
	Argentina – 1.1%
$ 3,000	Republic of Argentina	6.250%	4/22/19	B+	$ 3,082,500
	Egypt – 1.0%
2,500	Arab Republic of Egypt, 144A	5.750%	4/29/20	B	2,560,675
	Sri Lanka – 0.9%
1,000	Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	1,017,493
1,500	Republic of Sri Lanka, 144A	5.125%	4/11/19	B+	1,515,296
2,500	Total Sri Lanka				2,532,789
$ 8,000	Total Sovereign Debt (cost $8,156,480)				8,175,964
	Total Long-Term Investments (cost $316,437,963)				317,877,265

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1% (0.1% of Total Investments)
	REPURCHASE AGREEMENTS – 0.1% (0.1% of Total Investments)
$ 265	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $265,000, collateralized by $280,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $273,309	0.740%	4/02/18	$ 264,978
	Total Short-Term Investments (cost $264,978)			264,978
	Total Investments (cost $316,702,941) – 117.0%			318,142,243
	Borrowings – (20.4)% (3), (4)			(55,500,000)
	Other Assets Less Liabilities – 3.4%			9,296,272
	Net Assets – 100%			$ 271,938,515
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$299,241,918	$ —	$299,241,918
Convertible Bonds	—	10,459,383	—	10,459,383
Sovereign Debt	—	8,175,964	—	8,175,964
Short-Term Investments:
Repurchase Agreements	—	264,978	—	264,978
Total	$ —	$318,142,243	$ —	$318,142,243

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$316,704,583
Gross unrealized:
Appreciation	$ 2,978,090
Depreciation	(1,540,430)
Net unrealized appreciation (depreciation) of investments	$ 1,437,660
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Borrowings as a percentage of Total Investments is 17.4%.
(4)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2019 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018